SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 231,367	$ 785,913	$ 292,922	$ 594,093	$ 420,792	$ 398,015
Restricted cash	599,854	727,186		767,359
Receivables, less allowance for credit losses	12,654,129	10,732,276		9,386,549
Retained interests in securitized receivables	2,769	9,271		17,289
Affiliated accounts and notes receivable	13,971	95,379		193,917
Equipment on operating leases, net	885,538	754,371		647,617
Equipment held for sale	28,893	46,650		32,131
Goodwill and intangible assets, net	120,602	122,225		120,089
Other assets	67,301	73,258		142,107
TOTAL	14,604,424	13,346,529		11,901,151	10,883,489
Liabilities:
Short-term debt, including current maturities of long-term debt	4,173,609	4,230,237		4,796,035
Accounts payable and other accrued liabilities	501,575	447,298		450,828
Affiliated debt	772,689	864,032		819,270
Long-term debt	7,694,301	6,321,551		4,587,773
Total liabilities	13,142,174	11,863,118		10,653,906
Stockholder's equity	1,462,250	1,483,411	1,446,707	1,247,245	1,147,637	1,294,588
TOTAL	14,604,424	13,346,529		11,901,151
CNH Capital LLC
ASSETS
Affiliated accounts and notes receivable	1,769,273	1,357,013		641,566
Investments in consolidated subsidiaries accounted for under the equity method	1,652,235	1,462,859		1,203,432
Other assets	20,596	21,765		13,588
TOTAL	3,442,104	2,841,637		1,858,586
Liabilities:
Accounts payable and other accrued liabilities	37,970	15,194		6,777
Affiliated debt				9,453
Long-term debt	2,000,000	1,400,000		650,000
Total liabilities	2,037,970	1,415,194		666,230
Stockholder's equity	1,404,134	1,426,443		1,192,356
TOTAL	3,442,104	2,841,637		1,858,586
Guarantor Entities
ASSETS
Cash and cash equivalents	139,853	257,001	170,923	306,208	200,287	154,248
Restricted cash	100	100		100
Receivables, less allowance for credit losses	1,536,050	1,136,838		834,392
Retained interests in securitized receivables	5,140	5,368		6,464
Affiliated accounts and notes receivable	1,893,002	1,970,680		1,184,507
Equipment on operating leases, net	551,135	430,599		377,294
Equipment held for sale	23,326	39,455		27,106
Investments in consolidated subsidiaries accounted for under the equity method	1,890,902	1,740,138		1,567,061
Goodwill and intangible assets, net	85,632	86,095		84,720
Other assets	(21,144)	(14,998)		33,283
TOTAL	6,103,996	5,651,276		4,421,135
Liabilities:
Short-term debt, including current maturities of long-term debt	68,040	110,557		160,200
Accounts payable and other accrued liabilities	1,888,522	1,791,778		2,265,212
Affiliated debt	2,424,578	2,146,670		602,960
Long-term debt	70,621	139,412		189,331
Total liabilities	4,451,761	4,188,417		3,217,703
Stockholder's equity	1,652,235	1,462,859		1,203,432
TOTAL	6,103,996	5,651,276		4,421,135
All Other Subsidiaries
ASSETS
Cash and cash equivalents	91,514	528,912	121,999	287,885	220,505	243,767
Restricted cash	599,754	727,086		767,259
Receivables, less allowance for credit losses	11,118,079	9,595,438		8,552,157
Retained interests in securitized receivables	2,433	8,248		15,103
Affiliated accounts and notes receivable	1,418,634	1,380,472		1,436,347
Equipment on operating leases, net	334,403	323,772		270,323
Equipment held for sale	5,567	7,195		5,025
Goodwill and intangible assets, net	34,970	36,130		35,369
Other assets	67,849	66,491		95,236
TOTAL	13,673,203	12,673,744		11,464,704
Liabilities:
Short-term debt, including current maturities of long-term debt	4,105,569	4,119,680		4,635,835
Accounts payable and other accrued liabilities	1,074,533	1,112,745		528,047
Affiliated debt	920,403	862,074		930,430
Long-term debt	5,623,680	4,782,139		3,748,442
Total liabilities	11,724,185	10,876,638		9,842,754
Stockholder's equity	1,949,018	1,797,106		1,621,950
TOTAL	13,673,203	12,673,744		11,464,704
Eliminations
ASSETS
Retained interests in securitized receivables	(4,804)	(4,345)		(4,278)
Affiliated accounts and notes receivable	(5,066,938)	(4,612,786)		(3,068,503)
Investments in consolidated subsidiaries accounted for under the equity method	(3,543,137)	(3,202,997)		(2,770,493)
TOTAL	(8,614,879)	(7,820,128)		(5,843,274)
Liabilities:
Accounts payable and other accrued liabilities	(2,499,450)	(2,472,419)		(2,349,208)
Affiliated debt	(2,572,292)	(2,144,712)		(723,573)
Total liabilities	(5,071,742)	(4,617,131)		(3,072,781)
Stockholder's equity	(3,543,137)	(3,202,997)		(2,770,493)
TOTAL	$ (8,614,879)	$ (7,820,128)		$ (5,843,274)